Note 7 - Prepaid Expenses and Other Current Assets (Details) - Prepaid Expenses and Other Current Assets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Prepayment of advertising fees	$ 213,837	$ 281,590
Advertising deposit	355,390	250,837
Advances to suppliers	840,308	1,182,555
VAT refund receivable	139,908	141,292
Interest receivable	1,264,075	419,991
Prepayment of office rental	380,325	185,698
Amount due from noncontrolling shareholders (i)	2,393,645
Sales of cost method investment receivable (Note 11)	2,168,868
Other current assets	784,507	844,716
	$ 8,540,863	$ 3,306,679